Document And Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Oct. 23, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	American Sierra Gold Corp.
Document Type	S-4
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding		6,391,740
Entity Public Float		$ 958,761
Amendment Flag	true
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001415432
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY